Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	$ (34,677)	$ (46,580)	$ 13,773
Changes in fair value of cash flow hedges, net of tax	14,917	(32,655)	(75,226)
Reclassification of losses into earnings, net of tax	22,797	44,558	14,873
Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$ 3,037	$ (34,677)	$ (46,580)